Intangible Assets - Summary of Intangible Assets (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	¥ 11,718	¥ 11,698
Disposal		(5)
Additions	191	263
Amortization provided during the year	(210)	(239)	¥ (143)
Transfer from construction in process	14	1
Ending balance	11,713	11,718	11,698
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	12,732
Ending balance	12,937	12,732
Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	(1,014)
Ending balance	(1,224)	(1,014)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	11,270	11,270
Additions	0
Amortization provided during the year	0
Transfer from construction in process	0
Ending balance	11,270	11,270	11,270
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	11,270
Ending balance	11,270	11,270
Goodwill [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Ending balance	0
Others [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	448	428
Disposal		(5)
Additions	191	263
Amortization provided during the year	(210)	(239)
Transfer from construction in process	14	1
Ending balance	443	448	¥ 428
Others [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	1,462
Ending balance	1,765	1,462
Others [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	(1,014)
Ending balance	¥ (1,322)	¥ (1,014)